Description of Business (Details) - USD ($)	Sep. 27, 2023	Mar. 31, 2021	Sep. 08, 2023	Dec. 31, 2022
Description of Business (Details) [Line Items]
Financing amount (in Dollars)		$ 1,750,000
Aggregate amount (in Dollars)		$ 2,500,000
Parent stockholder received (in Dollars per share)	$ 0.930886
SG DevCo [Member]
Description of Business (Details) [Line Items]
Percentage of outstanding securities	30.00%		70.00%	100.00%